TAXES ON INCOME - Income taxes paid (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income taxes paid
Domestic (Israel)	$ 24,749
Total	28,240
United States
Income taxes paid
Foreign	3,389
Other Foreign
Income taxes paid
Foreign	$ 102